Material Commitments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Estimated Value For Inventory Purchases	$ 30,200,000	$ 23,700,000
Operating Leases, Rent Expense	$ 1,048,000	$ 846,000	$ 669,000
Rate Of Royalties Commited To Pay In Next Fiscal Year	3.00%
Non Cancellable Operating Lease Expiration Period	2017
Rate Of Royalties Committed To Pay In Current Year	3.50%